Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
U.S. Federal statutory rate (as a percent)	35.00%
Income Tax Reconciliation [Abstract]
Income tax based on statutory rate	$ 245.5	$ 231.2	$ 238.6
Increase (decrease) resulting from:
Non-United States tax rate difference	17.5	20.4	20.1
Repatriation of non-United States earnings	(10.5)	(16.9)	(10.1)
State income taxes, net of Federal benefit	2.2	2.7	2.9
Change in valuation allowance	(6.0)	3.3	5.0
Other, net	8.9	0.8	(2.5)
Total provision	$ 257.6	$ 241.5	$ 254.0